Shareholder Fees - MFG Core Infrastructure Fund	Oct. 23, 2026
Institutional Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Service Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)